UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03128
Morgan Stanley Dividend Growth Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2010
Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Dividend Growth Securities Inc.*
Portfolio of Investments ▪ November 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.9%)
	Aerospace & Defense (5.0%)
235,830	Boeing Co. (The)	$12,359,850
152,050	L-3 Communications Holdings, Inc.	11,916,159
356,600	Raytheon Co.	18,375,598
421,964	United Technologies Corp.	28,372,859

		71,024,466

	Biotechnology (1.3%)
327,800	Amgen, Inc.	18,471,530

	Capital Markets (2.1%)
173,034	Goldman Sachs Group, Inc. (The)	29,356,949

	Chemicals (1.4%)
272,390	Lubrizol Corp. (The)	19,753,723

	Commercial Banks (2.2%)
1,115,540	Wells Fargo & Co.	31,279,742

	Commercial Services & Supplies (1.0%)
634,550	Pitney Bowes, Inc.	14,620,032

	Computers & Peripherals (7.4%)
173,620	Apple, Inc. (a)	34,708,374
613,860	Hewlett-Packard Co.	30,115,972
315,150	International Business Machines Corp.	39,819,202

		104,643,548

	Construction & Engineering (1.4%)
456,210	Fluor Corp.	19,379,801

	Diversified Financial Services (2.9%)
978,110	JPMorgan Chase & Co.	41,559,894

	Diversified Telecommunication Services (2.0%)
1,070,347	AT&T, Inc.	28,835,148
6,191	Fairpoint Communications, Inc.	339

		28,835,487

	Electronic Equipment, Instruments & Components (1.2%)
1,039,790	Corning, Inc.	17,343,697

	Energy Equipment & Services (2.2%)
368,670	Transocean Ltd. (Switzerland)	31,480,731

	Food & Staples Retailing (1.6%)
729,831	CVS Caremark Corp.	22,632,059

	Health Care Providers & Services (3.3%)
829,100	UnitedHealth Group, Inc.	23,770,297
418,760	WellPoint, Inc.	22,625,603

		46,395,900

	Hotels, Restaurants & Leisure (3.2%)
439,260	McDonald’s Corp.	27,783,195
745,760	Royal Caribbean Cruises Ltd. (Liberia)	18,323,323

		46,106,518

	Household Durables (1.0%)
191,190	Whirlpool Corp.	14,178,650

	Household Products (3.0%)
422,210	Kimberly-Clark Corp.	27,853,193
236,122	Procter & Gamble Co. (The)	14,722,207

		42,575,400

	Independent Power Producers & Energy Traders (1.3%)
746,000	NRG Energy, Inc. (a)	17,859,240

	Industrial Conglomerates (2.6%)
2,273,773	General Electric Co.	36,425,844

	Information Technology Services (1.2%)
320,730	Computer Sciences Corp. (a)	17,739,576

	Insurance (6.0%)
285,970	ACE Ltd. (Switzerland)	13,929,599
664,980	Aflac, Inc.	30,609,029
595,738	MetLife, Inc.	20,368,282

Morgan Stanley Dividend Growth Securities Inc.*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

380,950	Travelers Cos., Inc. (The)	$19,957,971

		84,864,881

	Internet Software & Services (2.2%)
54,324	Google, Inc. (Class A) (a)	31,670,892

	Leisure Equipment & Products (1.5%)
1,121,100	Mattel, Inc.	21,816,606

	Metals & Mining (1.9%)
332,570	Freeport-McMoRan Copper & Gold, Inc.	27,536,796

	Multi-Utilities (2.9%)
651,880	Public Service Enterprise Group, Inc.	20,442,957
396,250	Sempra Energy	21,056,725

		41,499,682

	Multiline Retail (1.5%)
462,040	Target Corp.	21,512,582

	Oil, Gas & Consumable Fuels (9.6%)
256,580	Apache Corp.	24,446,942
186,930	BP PLC (ADR) (United Kingdom)	10,688,657
369,850	Chevron Corp.	28,863,094
298,240	ConocoPhillips	15,439,885
455,553	Exxon Mobil Corp.	34,198,364
687,780	Marathon Oil Corp.	22,435,384

		136,072,326

	Paper & Forest Products (1.6%)
891,820	International Paper Co.	22,696,819

	Pharmaceuticals (8.0%)
651,450	Bristol-Myers Squibb Co.	16,488,199
113,659	Johnson & Johnson	7,142,332
914,560	Merck & Co., Inc.	33,116,218
2,185,313	Pfizer, Inc.	39,707,137
475,840	Watson Pharmaceuticals, Inc. (a)	17,648,906

		114,102,792

	Road & Rail (1.9%)
568,230	CSX Corp.	26,979,560

	Semiconductors & Semiconductor Equipment (2.0%)
1,519,980	Intel Corp.	29,183,616

	Software (3.4%)
1,628,552	Microsoft Corp.	47,895,714

	Specialty Retail (4.0%)
933,480	Gap, Inc. (The)	19,995,142
595,770	Guess?, Inc.	22,073,278
239,580	Sherwin-Williams Co. (The)	14,576,047

		56,644,467

	Textiles, Apparel & Luxury Goods (1.2%)
242,492	VF Corp.	17,634,018

	Tobacco (3.9%)
1,103,011	Altria Group, Inc.	20,747,637
714,841	Philip Morris International, Inc.	34,376,704

		55,124,341

	Total Common Stocks (Cost $1,101,418,852)	1,406,897,879

NUMBER OF
SHARES (000)
	Short-Term Investment (0.2%)
	Investment Company
2,989	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,989,262)(b)	2,989,262

Morgan Stanley Dividend Growth Securities Inc.*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

Total Investments (Cost $1,104,408,114) (c)(d)	99.1%	1,409,887,141
Total Written Options Outstanding (Premium received $204,752)	0.0	(101,470)
Other Assets in Excess of Liabilities	0.9	13,445,075

Net Assets	100.0%	$1,423,230,746

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	Securities have been designated as collateral in connection with options.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Dividend Growth Securities Inc.*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued
Options Written at November 30, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

640	Freeport-McMoRan Copper & Gold, Inc.	$90.00	December 2009	$134,233	$49,280
100	Goldman Sachs Group, Inc.	185.00	December 2009	10,999	5,000
300	MetLife, Inc.	36.00	December 2009	21,448	15,000
370	Transocean Ltd.	90.00	December 2009	38,072	32,190

	Total			$204,752	$101,470

Morgan Stanley Dividend Growth Securities Inc.*
Notes to the Portfolio of Investments
11/30/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks
Aerospace & Defense	$71,024,466	$71,024,466	—	—
Biotechnology	18,471,530	18,471,530	—	—
Capital Markets	29,356,949	29,356,949	—	—
Chemicals	19,753,723	19,753,723	—	—
Commercial Banks	31,279,742	31,279,742	—	—
Commercial Services & Supplies	14,620,032	14,620,032	—	—
Computers & Peripherals	104,643,548	104,643,548	—	—
Construction & Engineering	19,379,801	19,379,801	—	—
Diversified Financial Services	41,559,894	41,559,894	—	—
Diversified Telecommunication Services	28,835,487	28,835,487	—	—
Electronic Equipment, Instruments & Components	17,343,697	17,343,697	—	—
Energy Equipment & Services	31,480,731	31,480,731	—	—
Food & Staples Retailing	22,632,059	22,632,059	—	—
Health Care Providers & Services	46,395,900	46,395,900	—	—
Hotels, Restaurants & Leisure	46,106,518	46,106,518	—	—
Household Durables	14,178,650	14,178,650	—	—
Household Products	42,575,400	42,575,400	—	—
Independent Power Producers & Energy Traders	17,859,240	17,859,240	—	—
Industrial Conglomerates	36,425,844	36,425,844	—	—
Information Technology Services	17,739,576	17,739,576	—	—
Insurance	84,864,881	84,864,881	—	—
Internet Software & Services	31,670,892	31,670,892	—	—
Leisure Equipment & Products	21,816,606	21,816,606	—	—
Metals & Mining	27,536,796	27,536,796	—	—
Multi-Utilities	41,499,682	41,499,682	—	—
Multiline Retail	21,512,582	21,512,582	—	—
Oil, Gas & Consumable Fuels	136,072,326	136,072,326	—	—
Paper & Forest Products	22,696,819	22,696,819	—	—
Pharmaceuticals	114,102,792	114,102,792	—	—
Road & Rail	26,979,560	26,979,560	—	—
Semiconductors & Semiconductor Equipment	29,183,616	29,183,616	—	—
Software	47,895,714	47,895,714	—	—
Specialty Retail	56,644,467	56,644,467	—	—
Textiles, Apparel & Luxury Goods	17,634,018	17,634,018	—	—
Tobacco	55,124,341	55,124,341	—	—

Total Common Stocks	1,406,897,879	1,406,897,879	—	—

Short-Term Investments — Investment Company	2,989,262	2,989,262	—	—

Total	$1,409,887,141	$1,409,887,141	—	—

Liabilities:
Options	$(101,470)	$(101,470)	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that the Board approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Dividend Growth Securities Inc.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010